Cash Distributions and Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Distribution Made To Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $6.0375.
Description of loss allocation	Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	146,541	210,274
Common and subordinated units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%
General Partner Units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%
Installment 1 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date	Apr. 30, 2018
Cash distribution declared per unit	$ 0.3
Distribution date	May 14, 2018
Date of record	May 10, 2018
Aggregate amount of cash distributions paid	$ 3,420
Installment 2 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date	Jul. 31, 2018
Cash distribution declared per unit	$ 0.3
Distribution date	Aug. 10, 2018
Date of record	Aug. 07, 2018
Aggregate amount of cash distributions paid	$ 3,420
Installment 3 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date	Oct. 31, 2018
Cash distribution declared per unit	$ 0.3
Distribution date	Nov. 14, 2018
Date of record	Nov. 07, 2018
Aggregate amount of cash distributions paid	$ 3,420
Installment 4 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date	Jan. 31, 2019
Cash distribution declared per unit	$ 0.3
Distribution date	Feb. 14, 2019
Date of record	Feb. 11, 2019
Aggregate amount of cash distributions paid	$ 3,458
Installment 1 - FY 2019
Distribution Made To Limited Partner [Line Items]
Declaration date	Apr. 30, 2019
Cash distribution declared per unit	$ 0.3
Distribution date	May 14, 2019
Date of record	May 10, 2019
Aggregate amount of cash distributions paid	$ 3,364
Installment 2 - FY 2019
Distribution Made To Limited Partner [Line Items]
Declaration date	Jul. 31, 2019
Cash distribution declared per unit	$ 0.3
Distribution date	Aug. 09, 2019
Date of record	Aug. 06, 2019
Aggregate amount of cash distributions paid	$ 3,364
Installment 3 - FY 2019
Distribution Made To Limited Partner [Line Items]
Declaration date	Oct. 31, 2019
Cash distribution declared per unit	$ 0.3
Distribution date	Nov. 14, 2019
Date of record	Nov. 07, 2019
Aggregate amount of cash distributions paid	$ 3,364